Note 14: Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Text Block]
	December 31, 2012		December 31, 2011
(Dollars in millions)	Derivatives designated as hedging instruments	Derivatives not designated as hedging instruments	Derivatives designated as hedging instruments	Derivatives not designated as hedging instruments
Balance Sheet Asset Locations:
Other assets, current	$48	$47	$69	$40
Other assets	30	3	3	2
	78	50	72	42
Total Asset Derivative Contracts		$128		$114

Balance Sheet Liability Locations:
Accrued liabilities	$10	$136	$81	$40
Other long-term liabilities	1	2	43	1
	11	138	124	41
Total Liability Derivative Contracts		$149		$165

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Text Block]
	December 31,
(Dollars in millions)	2012	2011
Gain (loss) recorded in Accumulated other comprehensive loss	$88	$(46)
Gain reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	31	96

Schedule of Foreign Exchange Contracts Not Designated as Hedges, Gain (Loss) In Statement of Financial Performance [Text Block]
	December 31,
(Dollars in millions)	2012	2011
Loss recognized in Other income, net	$(120)	$(39)

Fair Value, by Balance Sheet Grouping [Text Block]
	December 31, 2012		December 31, 2011
(Dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$499	$464	$283	$276
Customer financing notes receivable	375	371	309	297
Short-term borrowings	(503)	(503)	(630)	(630)
Long-term debt (excluding capitalized leases)	(22,665)	(25,606)	(9,575)	(11,639)
Long-term liabilities	(182)	(167)	-	-

(Dollars in millions)	Total Fair Value at December 31, 2012	Quoted price in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Long-term receivables	$464	$-	$464	$-
Customer financing notes receivable	371	-	371	-
Short-term borrowings	(503)	-	(320)	(183)
Long-term debt (excluding capitalized leases)	(25,606)	-	(25,548)	(58)
Long-term liabilities	(167)	-	(167)	-

Fair Value, Measurement Inputs, Disclosure [Text Block]
(Dollars in millions)	Total Carrying Value at December 31, 2012	Quoted price in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Recurring fair value measurements:
Available-for-sale securities	$781	$781	$-	$-
Derivative assets	128	-	128	-
Derivative liabilities	(149)	-	(149)	-

Nonrecurring fair value measurements:
Equity method investments	432	-	432	-
Business dispositions	84	-	84	-
During 2012, we recorded net gains on nonrecurring fair value measurements of approximately $157 million within Other income, net from UTC Climate, Controls & Security’s ongoing portfolio transformation efforts including the integration of the legacy UTC Fire & Security businesses with the legacy Carrier businesses. These net gains include approximately $357 million from the sales of controlling interests in manufacturing and distribution joint ventures in Asia and Canada, of which approximately $272 million was non-cash. These gains were partially offset by $168 million of other-than-temporary impairment charges related to business dispositions and a $32 million loss on the disposition of the U.S. UTC Fire & Security branch operations. In addition, we recorded a $34 million gain on the fair market measurement of the Company's previously held interest in Goodrich.

(Dollars in millions)	Total Carrying Value at December 31, 2011	Quoted price in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Recurring fair value measurements:
Available-for-sale securities	$926	$926	$-	$-
Derivative assets	114	-	114	-
Derivative liabilities	(165)	-	(165)	-

Nonrecurring fair value measurements:
Equity method investment	13	13	-	-
During 2011, we recorded a non-cash other-than-temporary impairment charge of $66 million within Other income, net on an equity investment. The impairment charge recorded on our investment was determined by comparing the carrying value of our investment to the closing market value of the shares on the date the investment was deemed to be impaired.